Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 13, 2011
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001469030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2011
Prospectus Date	rr_ProspectusDate	May 17, 2011

Russell Aggressive Growth ETF
RUSSELL AGGRESSIVE GROWTH ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Aggressive Growth ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Aggressive Growth ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company's earnings. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes companies with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors' perceptions of future growth prospects.

Aggressive Growth Investing Risk. The Fund emphasizes an "aggressive growth" style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on "aggressive growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Aggressive Growth ETF | Russell Aggressive Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
Russell Aggressive Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL AGGRESSIVE GROWTH ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Aggressive Growth Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an aggressive growth investment discipline. This discipline focuses on companies with near term forecasted earnings that are expected to increase at a faster rate than those of the average company's earnings. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings and (2) average to high one year historical sales growth. The Index excludes companies with low earnings retention as measured by high dividend yields for the last four quarters. It also excludes stocks with low price to book ratios to ensure a growth orientation.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors' perceptions of future growth prospects.

Aggressive Growth Investing Risk. The Fund emphasizes an "aggressive growth" style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on "aggressive growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Consistent Growth ETF
RUSSELL CONSISTENT GROWTH ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Consistent Growth ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Consistent Growth ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings; (2) consistent earnings as measured by average to low earnings per share volatility over the past five years; and (3) efficient asset utilization as measured by average to high return on assets for the prior quarter. The Index excludes companies with low anticipated growth prospects as measured by a low price-to-book ratio.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors' perceptions of future growth prospects.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Consistent Growth ETF | Russell Consistent Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
Russell Consistent Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL CONSISTENT GROWTH ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Consistent Growth Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a consistent growth investment discipline. This discipline focuses on companies with above average earnings expectations over a long term horizon and with consistent historical earnings growth. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that demonstrate growth potential as measured by: (1) average to high consensus forecasted earnings; (2) consistent earnings as measured by average to low earnings per share volatility over the past five years; and (3) efficient asset utilization as measured by average to high return on assets for the prior quarter. The Index excludes companies with low anticipated growth prospects as measured by a low price-to-book ratio.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors' perceptions of future growth prospects.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Growth at a Reasonable Price ETF
RUSSELL GROWTH AT A REASONABLE PRICE ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Growth at a Reasonable Price ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Growth at a Reasonable Price ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a growth at a reasonable price investment discipline. This discipline focuses on stable companies that are moderately priced based on their long term forecasted earnings growth relative to their price-to-earnings ratio. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies: (1) with consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) that are profitable as demonstrated by an average to high return on equity over the past five years; and (3) are of high quality as measured by an S&P Quality Rank of B or above or a low debt to equity ratio. The Index excludes stocks having a high price based on a high current P/E ratio and on price to consensus one year forecasted earnings ratio divided by its consensus five year forecasted earnings growth rate.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors' perceptions of future growth prospects.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Growth at a Reasonable Price ETF | Russell Growth at a Reasonable Price ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
Russell Growth at a Reasonable Price ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GROWTH AT A REASONABLE PRICE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Growth at a Reasonable Price Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using a growth at a reasonable price investment discipline. This discipline focuses on stable companies that are moderately priced based on their long term forecasted earnings growth relative to their price-to-earnings ratio. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies: (1) with consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) that are profitable as demonstrated by an average to high return on equity over the past five years; and (3) are of high quality as measured by an S&P Quality Rank of B or above or a low debt to equity ratio. The Index excludes stocks having a high price based on a high current P/E ratio and on price to consensus one year forecasted earnings ratio divided by its consensus five year forecasted earnings growth rate.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Growth Stocks. Investments in growth stocks are subject to the risks of common stocks, as well as the risks that (i) the majority of earnings are retained and not paid out as dividends to investors or (ii) the stock price may rise and fall significantly based on investors' perceptions of future growth prospects.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Contrarian ETF
RUSSELL CONTRARIAN ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Contrarian ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Contrarian ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a contrarian investment discipline. This discipline focuses on companies that have consistently lagged the market and their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies where opportunities exist for the stock price to improve as measured by a low historical price to sales multiple. The Index excludes companies that have outperformed their market and sector peers as measured by cumulative total return over the last three to five years.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted semi-annually. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Deep Value Investing Risk. The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Contrarian ETF | Russell Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
Russell Contrarian ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL CONTRARIAN ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Contrarian Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a contrarian investment discipline. This discipline focuses on companies that have consistently lagged the market and their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies where opportunities exist for the stock price to improve as measured by a low historical price to sales multiple. The Index excludes companies that have outperformed their market and sector peers as measured by cumulative total return over the last three to five years.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted semi-annually. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Deep Value Investing Risk. The risks of investing in deep value stocks are magnified because of the greater potential losses associated with investing in these stocks.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Equity Income ETF
RUSSELL EQUITY INCOME ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses -		Russell Equity Income ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Equity Income ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an equity income investment discipline. This discipline focuses on companies that demonstrate the ability to pay a stable dividend. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that are expected to pay a dividend based on consensus one year dividend forecasts or have paid a dividend in the past year. The Index excludes stocks with high variability in earnings as measured by high earnings per share volatility over the past five years, low profitability as demonstrated by a low return on equity over the past five years or forecasted negative earnings over the next year.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Equity Income ETF | Russell Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
Russell Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL EQUITY INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Equity Income Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers using an equity income investment discipline. This discipline focuses on companies that demonstrate the ability to pay a stable dividend. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that are expected to pay a dividend based on consensus one year dividend forecasts or have paid a dividend in the past year. The Index excludes stocks with high variability in earnings as measured by high earnings per share volatility over the past five years, low profitability as demonstrated by a low return on equity over the past five years or forecasted negative earnings over the next year.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Low P/E ETF
RUSSELL LOW P/E ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Low P/E ETF
Management Fee		0.37%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.37%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Low P/E ETF	38	119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus.Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Low P/E ETF | Russell Low P/E ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
Russell Low P/E ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL LOW P/E ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell U.S. Large Cap Low P/E Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a low price to earnings investment discipline. This discipline focuses on companies that are trading at lower multiples relative to their prior level and/or their sector peers. Starting with the Russell 1000® Index (an index comprised of U.S. stocks), the Index includes companies that have a price to one year forecasted earnings, price to trailing earnings and/or price to cash flow multiple below their five year historical average. The Index excludes stocks that have a price to sales and/or price to book multiple that exceeds their sector peers, when all three inclusionary criteria are not met.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus.Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Small & Mid Cap Defensive Value ETF
RUSSELL SMALL & MID CAP DEFENSIVE VALUE ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Small & Mid Cap Defensive Value ETF
Management Fee		0.45%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.45%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Small & Mid Cap Defensive Value ETF	46	144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small to mid-cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and that have strong balance sheets and consistent earnings as a means of providing defensive exposure. To ensure a small to mid cap set of constituents, the Index begins with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest and smallest constituents by market cap. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter's sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Small & Mid Cap Defensive Value ETF | Russell Small & Mid Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	144
Russell Small & Mid Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL & MID CAP DEFENSIVE VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small & Mid Cap Defensive Value Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small to mid-cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and that have strong balance sheets and consistent earnings as a means of providing defensive exposure. To ensure a small to mid cap set of constituents, the Index begins with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest and smallest constituents by market cap. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter's sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell Small Cap Defensive Value ETF
RUSSELL SMALL CAP DEFENSIVE VALUE ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Small Cap Defensive Value ETF
Management Fee		0.49%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Small Cap Defensive Value ETF	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and seeks traits such as strong balance sheets and consistent earnings generation as a means of providing defensive exposure. To ensure a small cap set of constituents, the Index starts with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest constituents by market cap and a limited set of small capitalization securities to improve investability. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter's sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell Small Cap Defensive Value ETF | Russell Small Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
Russell Small Cap Defensive Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL SMALL CAP DEFENSIVE VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell Small Cap Defensive Value Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to select securities intended to produce performance that is similar to professional investment managers following a small cap defensive value investment discipline. This discipline focuses on companies that are attractively valued relative to peers and seeks traits such as strong balance sheets and consistent earnings generation as a means of providing defensive exposure. To ensure a small cap set of constituents, the Index starts with the Russell 3000® Index (an index comprised of U.S. stocks) and removes the largest constituents by market cap and a limited set of small capitalization securities to improve investability. The Index includes companies with: (1) consistent earnings as measured by average to low earnings per share volatility over the past five years; (2) stable balance sheets as measured by average to low debt to equity for the prior quarter; and (3) efficient asset utilization as measured by average to high return on assets. The Index excludes stocks that are considered to be expensive based on high price to past quarter's sales and book value. It also excludes stocks with high consensus five year forecasted earnings growth to ensure a value orientation.

Indexing may reduce the chance that the Fund will substantially outperform its Index but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted quarterly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Value Stocks. Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Reliability of Data. The Index is constructed by selecting stocks that exhibit specific traits that are commonly considered by investment managers pursuing a particular actively managed investment discipline. Many of the traits that are considered are derived through publicly available financial or accounting information. To the extent that a company reports inaccurate or fraudulent financial statements, the Index will be constructed based on this incorrect data. As such, the Index could contain companies not exhibiting the investment discipline. Since it is seeking to track the Index, the Fund would also be susceptible to this risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 1000 Low Beta ETF
RUSSELL 1000 LOW BETA ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 1000 Low Beta ETF
Management Fee		0.49%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 1000 Low Beta ETF	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a low beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 1000® Index (an index comprised of U.S. large capitalization stocks). Low beta stocks are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with low predicted betas, the Index starts with the Russell 1000 Index and ranks its constituents by predicted beta from the model. Starting with the lowest beta stock, a target portfolio is created by adding the next lowest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on low beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 1000 Low Beta ETF | Russell 1000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
Russell 1000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 LOW BETA ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a low beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 1000® Index (an index comprised of U.S. large capitalization stocks). Low beta stocks are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with low predicted betas, the Index starts with the Russell 1000 Index and ranks its constituents by predicted beta from the model. Starting with the lowest beta stock, a target portfolio is created by adding the next lowest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on low beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 1000 High Beta ETF
RUSSELL 1000 HIGH BETA ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 1000 High Beta ETF
Management Fee		0.49%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 1000 High Beta ETF	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a high beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 1000® Index (an index comprised of U.S. large capitalization stocks). High beta stocks are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with high predicted betas, the Index starts with the Russell 1000 Index and ranks its constituents by predicted beta from the model. Starting with the highest beta stock, a target portfolio is created by adding the next highest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on high beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market. However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 1000 High Beta ETF | Russell 1000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
Russell 1000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 HIGH BETA ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a high beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 1000® Index (an index comprised of U.S. large capitalization stocks). High beta stocks are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with high predicted betas, the Index starts with the Russell 1000 Index and ranks its constituents by predicted beta from the model. Starting with the highest beta stock, a target portfolio is created by adding the next highest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on high beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market. However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 1000 Low Volatility ETF
RUSSELL 1000 LOW VOLATILITY ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 1000 Low Volatility ETF
Management Fee		0.49%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 1000 Low Volatility ETF	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with low volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with low historic volatility, the Index starts with the Russell 1000® Index (an index comprised of U.S. large capitalization stocks) and ranks its constituents by volatility. Starting with the lowest volatility stock, a target portfolio is created by adding the next lowest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on low volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 1000 Low Volatility ETF | Russell 1000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
Russell 1000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 LOW VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap Low Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with low volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with low historic volatility, the Index starts with the Russell 1000® Index (an index comprised of U.S. large capitalization stocks) and ranks its constituents by volatility. Starting with the lowest volatility stock, a target portfolio is created by adding the next lowest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on low volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 1000 High Volatility ETF
RUSSELL 1000 HIGH VOLATILITY ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 1000 High Volatility ETF
Management Fee		0.49%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 1000 High Volatility ETF	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising of the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with high historic volatility, the Index starts with the Russell 1000® Index (an index comprised of U.S. large capitalization stocks) and ranks its constituents by volatility. Starting with the highest volatility stock, a target portfolio is created by adding the next highest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on high volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 1000 High Volatility ETF | Russell 1000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
Russell 1000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 HIGH VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising of the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with high historic volatility, the Index starts with the Russell 1000® Index (an index comprised of U.S. large capitalization stocks) and ranks its constituents by volatility. Starting with the highest volatility stock, a target portfolio is created by adding the next highest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on high volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 1000 High Momentum ETF
RUSSELL 1000 HIGH MOMENTUM ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 1000 High Momentum ETF
Management Fee		0.49%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.49%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 1000 High Momentum ETF	50	157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high medium-term momentum as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Medium-term momentum is a measure of a stock's past price performance as measured by cumulative return over the last 250 trading days, excluding the last 20 trading days. Stocks exhibiting high momentum can be used by investors to adjust momentum exposure in a portfolio. To construct an index that tracks stocks with high historic momentum, the Index starts with the Russell 1000® Index (an index comprised of U.S. large capitalization stocks) and ranks its constituents by medium-term momentum. Starting with the highest medium-term momentum stock, a target portfolio is created by adding the next highest medium-term momentum stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and volatility. To maintain its focus on high momentum stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Momentum Risk. Momentum is a measure of a stock's past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 1000 High Momentum ETF | Russell 1000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
Russell 1000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 1000 HIGH MOMENTUM ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Large Cap High Momentum Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high medium-term momentum as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Medium-term momentum is a measure of a stock's past price performance as measured by cumulative return over the last 250 trading days, excluding the last 20 trading days. Stocks exhibiting high momentum can be used by investors to adjust momentum exposure in a portfolio. To construct an index that tracks stocks with high historic momentum, the Index starts with the Russell 1000® Index (an index comprised of U.S. large capitalization stocks) and ranks its constituents by medium-term momentum. Starting with the highest medium-term momentum stock, a target portfolio is created by adding the next highest medium-term momentum stocks until the target portfolio has a total capitalization of 35% of the Russell 1000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 1000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and volatility. To maintain its focus on high momentum stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Momentum Risk. Momentum is a measure of a stock's past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 2000 Low Beta ETF
RUSSELL 2000 LOW BETA ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 2000 Low Beta ETF
Management Fee		0.69%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 2000 Low Beta ETF	70	221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a low beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 2000® Index (an index comprised of U.S. small capitalization stocks). Low beta stocks are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with low predicted betas, the Index starts with the Russell 2000 Index and ranks its constituents by predicted beta from the model. Starting with the lowest beta stock, a target portfolio is created by adding the next lowest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on low beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 2000 Low Beta ETF | Russell 2000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
Russell 2000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000 LOW BETA ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a low beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 2000® Index (an index comprised of U.S. small capitalization stocks). Low beta stocks are considered to have a lower risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with low predicted betas, the Index starts with the Russell 2000 Index and ranks its constituents by predicted beta from the model. Starting with the lowest beta stock, a target portfolio is created by adding the next lowest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on low beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, lower beta stocks are seen as having a lower risk profile than the overall market. However, a portfolio comprised of low beta stocks may not produce investment exposure that is less sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 2000 High Beta ETF
RUSSELL 2000 HIGH BETA ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 2000 High Beta ETF
Management Fee		0.69%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 2000 High Beta ETF	70	221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a high beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 2000® Index (an index comprised of U.S. small capitalization stocks). High beta stocks are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with high predicted betas, the Index starts with the Russell 2000 Index and ranks its constituents by predicted beta from the model. Starting with the highest beta stock, a target portfolio is created by adding the next highest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on high beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market. However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 2000 High Beta ETF | Russell 2000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
Russell 2000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000 HIGH BETA ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Beta Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks that are predicted to have a high beta as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level, as represented by the Russell 2000® Index (an index comprised of U.S. small capitalization stocks). High beta stocks are considered to have a higher risk profile than the overall market and can be used by investors to adjust beta exposure in a portfolio. To construct an index that tracks stocks with high predicted betas, the Index starts with the Russell 2000 Index and ranks its constituents by predicted beta from the model. Starting with the highest beta stock, a target portfolio is created by adding the next highest beta stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as volatility and momentum. To maintain its focus on high beta stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Statement of Additional Information.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Beta Risk. Beta is a measure of the sensitivity of a stock's price to a change in the broad market price level. Although beta stocks are subject to the same risks of common stocks, higher beta stocks are seen as having a higher risk profile than the overall market. However, a portfolio comprised of high beta stocks may not produce investment exposure that is more sensitive to a change in the broad market price level and beta may not accurately predict the risk/return relationship of stocks.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 2000 Low Volatility ETF
RUSSELL 2000 LOW VOLATILITY ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 2000 Low Volatility ETF
Management Fee		0.69%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 2000 Low Volatility ETF	70	221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with low volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with low historic volatility, the Index starts with the Russell 2000® Index (an index comprised of U.S. small capitalization stocks) and ranks its constituents by volatility. Starting with the lowest volatility stock, a target portfolio is created by adding the next lowest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on low volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 2000 Low Volatility ETF | Russell 2000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
Russell 2000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000 LOW VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap Low Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with low volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with low historic volatility, the Index starts with the Russell 2000® Index (an index comprised of U.S. small capitalization stocks) and ranks its constituents by volatility. Starting with the lowest volatility stock, a target portfolio is created by adding the next lowest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on low volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 2000 High Volatility ETF
RUSSELL 2000 HIGH VOLATILITY ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 2000 High Volatility ETF
Management Fee		0.69%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 2000 High Volatility ETF	70	221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising of the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with high historic volatility, the Index starts with the Russell 2000® Index (an index comprised of U.S. small capitalization stocks) and ranks its constituents by volatility. Starting with the highest volatility stock, a target portfolio is created by adding the next highest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on high volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 2000 High Volatility ETF | Russell 2000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
Russell 2000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000 HIGH VOLATILITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Volatility Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising of the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high volatility as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Stocks exhibiting high or low volatility can be used by investors to adjust volatility exposure in a portfolio. To construct an index that tracks stocks with high historic volatility, the Index starts with the Russell 2000® Index (an index comprised of U.S. small capitalization stocks) and ranks its constituents by volatility. Starting with the highest volatility stock, a target portfolio is created by adding the next highest volatility stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and momentum. To maintain its focus on high volatility stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Volatility Risk. Volatility is a measure of a stock's variability in total returns based on its historical behavior over the last sixty days. Although subject to the risks of common stocks, high volatility stocks are seen as having a higher risk profile than the overall markets. However, a portfolio comprised of high volatility stocks may not produce investment exposure that has higher variability to changes in such stocks' price levels.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Russell 2000 High Momentum ETF
RUSSELL 2000 HIGH MOMENTUM ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell 2000 High Momentum ETF
Management Fee		0.69%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.69%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell 2000 High Momentum ETF	70	221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high medium-term momentum as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Medium-term momentum is a measure of a stock's past price performance as measured by cumulative return over the last 250 trading days, excluding the last 20 trading days. Stocks exhibiting high momentum can be used by investors to adjust momentum exposure in a portfolio. To construct an index that tracks stocks with high historic momentum, the Index starts with the Russell 2000® Index (an index comprised of U.S. small capitalization stocks) and ranks its constituents by medium-term momentum. Starting with the highest medium-term momentum stock, a target portfolio is created by adding the next highest medium-term momentum stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and volatility. To maintain its focus on high momentum stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Momentum Risk. Momentum is a measure of a stock's past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	May 17, 2011
Russell 2000 High Momentum ETF | Russell 2000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.69%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
Russell 2000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL 2000 HIGH MOMENTUM ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma U.S. Small Cap High Momentum Index (the "Index"). RIMCo uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which RIMCo may choose to overweight another stock in the Index, purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index.

The Index is designed to deliver exposure to stocks with high medium-term momentum as determined by a screening and ranking methodology applied to the output of the Axioma U.S. Equity Medium Horizon Fundamental Factor Risk model. Medium-term momentum is a measure of a stock's past price performance as measured by cumulative return over the last 250 trading days, excluding the last 20 trading days. Stocks exhibiting high momentum can be used by investors to adjust momentum exposure in a portfolio. To construct an index that tracks stocks with high historic momentum, the Index starts with the Russell 2000® Index (an index comprised of U.S. small capitalization stocks) and ranks its constituents by medium-term momentum. Starting with the highest medium-term momentum stock, a target portfolio is created by adding the next highest medium-term momentum stocks until the target portfolio has a total capitalization of 35% of the Russell 2000 Index. The Index then selects a portfolio of up to 200 stocks of the Russell 2000 Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and volatility. To maintain its focus on high momentum stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is reconstituted monthly. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Momentum Risk. Momentum is a measure of a stock's past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

New Index Risk. The Index is new and has a limited performance history. A new index is subject to errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 17, 2011